OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expense and Other Assets [Abstract]
Government authorities	$ 5,168	$ 6,573
Deferred charges and prepaid expenses	3,639	3,186
Deposits receivable	532	367
Advances to suppliers	357	812
Hedging asset	372	5
Other	965	1,192
Other accounts receivable and prepaid expenses, Total	$ 11,033	$ 12,135